Taxation	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
TAXATION

28.    TAXATION

The components of income tax expense are as follows:

	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Current income tax:
Current income tax charge	2,374	704	9
Adjustments in respect of current income tax of prior years	(7)	—	47

Deferred tax:
Origination and reversal of temporary differences	(292)	1,247	8
Effect of tax rate change	—	(131)	(1)
Adjustment in respect of prior years	—	(132)	(1)
Income tax charge for the year	2,075	1,688	62

The income tax expense appearing in the consolidated statement of income relate to the following subsidiaries:

	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Income tax expense for IGI Labuan – current year	66	—	5
Corporate tax for IGI Casablanca (Representative Office) – current year	6	4	4
Corporate tax for IGI Casablanca (Representative Office) – prior years	—	—	4
Income tax credits for North Star Underwriting Limited – current year	(9)	—	—
Income tax expense for IGI UK – current year	2,311	700	—
Income tax credit for IGI UK – prior years	(7)	—	—
Income tax expense for I.G.I Underwriting – prior years	—	—	43
Addition of deferred tax assets for a subsidiary	—	984	6
Release of deferred tax liabilities for a subsidiary	(292)	—	—
Income tax charge for the year	2,075	1,688	62

•        Effective 1 January 2019, the Labuan Business Activity Tax Law has been revised and accordingly, Labuan registered entities can no longer elect to pay the RM20 thousand flat tax rate and instead are subject to 3% tax on the audited net profits. In 2020, IGI Labuan recorded tax expense of USD 66 thousand representing 3% of the audited net profits. In 2019, IGI Labuan has recorded a net loss, and as a result no income tax has been accrued for the year. In 2018, IGI Labuan elected to pay a fixed income tax of RM20 thousand equivalent to USD 5 thousand based on the old prevailing tax law applicable to that financial year.

•        IGI Casablanca — Representative Office has no income sources. According to Casablanca Finance City Tax Code, regional offices are taxed at a rate of 10%. The taxable base is 5% of the operating cost.

•        IGI UK and North Star Under Underwriting Limited are subject to corporate taxation in accordance with the UK Tax Law.

•        On 22 July 2020, the UK Government enacted that the UK corporation tax rate would remain at 19% and not reduce to 17% (the previously enacted rate) from 1 April 2020. Any deferred tax balances included within the accounts have been calculated with reference to the rate of 19%, as required under IFRS. An increase from the current 19% UK corporation tax rate to 25%, effective from 1 April 2023, was announced in the Budget on 3 March 2021. This rate change is not expected to have a material impact on the deferred tax balances recognised at the statement of financial position date.

•        I.G.I Underwriting is a tax-exempt company in Jordan as its main business activity is to act as an underwriting agent in respect of insurance and reinsurance business written outside Jordan. The income accrued in 2018 for I.G.I Underwriting was in respect of interest income earned on the deposits placed with local banks in 2014 and 2015.

•        International General Insurance Holdings Ltd. is not subject to income tax according to the tax law in Bermuda.

•        International General Insurance Co. Ltd is a tax-exempt company according to the tax law in Bermuda.

•        International General Insurance Holdings Limited and International General Insurance Company (Dubai) Ltd. are not subject to income tax according to the tax law in UAE.

Reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate is as follows:

	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
The Group profit before tax (restated)	29,326	25,253	25,604
Less: Profit related to non-taxable subsidiaries (restated)	(17,108)	(15,380)	(26,487)
Profit (Loss) before tax for IGI UK – entities subject to corporate taxation	12,218	9,873	(883)
Profit (Loss) multiplied by the standard rate of tax in the UK of 19% (2019:19%) (2018: 19%)	2,322	1,876	(168)

Net disallowed expenditure	(34)	50	181
Fixed asset temporary differences not recognized for deferred tax	14	18	(11)
Other temporary differences not recognized for deferred tax	9	3	6
Adjustment in respect of prior years	(7)	(132)	46
Income tax credits for North Star Underwriting Limited – current year	(9)	—	—
IGI Labuan and IGI Casablanca current year tax charges	72	4	9
Release of deferred tax liabilities for a subsidiary	(292)	—	—
Effect of rate change to 17%	—	(131)	(1)
Income tax charge for the year	2,075	1,688	62

The following is the movement on the deferred tax assets (liabilities):

	2020	2019
	USD ‘000	USD ‘000
Balance at beginning of the year	(347)	639
Deferred tax prior year adjustment	—	132
Arising during the year	292	(1,247)
Effect of rate change to 17%	—	131
Others	—	(2)
Ending balance	(55)	(347)

The deferred tax liabilities amounting to USD 55 thousand (2019: USD 347 thousand) are in respect to an adjustment processed to the income of one of the Group’s subsidiaries using prevailing tax rates.